Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Global Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 64.7%
Issuer	Shares	Value ($)
Argentina 0.2%
Globant SA(a)	1,422	223,069
MercadoLibre, Inc.(a)	443	565,928
Total		788,997
Australia 0.6%
Ansell Ltd.	21,918	390,033
Northern Star Resources Ltd.	106,822	952,833
Paladin Energy Ltd.(a)	530,185	233,187
Santos Ltd.	154,004	729,532
Total		2,305,585
Austria 0.1%
Kontron AG	13,636	263,877
Brazil 0.8%
B3 SA - Brasil Bolsa Balcao	136,843	319,624
Banco BTG Pactual SA	53,160	249,184
Banco do Brasil SA	15,680	134,392
Itaú Unibanco Holding SA, ADR	108,376	558,137
JBS S/A	51,876	185,130
Localiza Rent a Car SA	57,361	666,555
Petro Rio SA(a)	51,775	358,329
Sendas Distribuidora S/A	116,655	284,399
WEG SA	25,668	210,838
Total		2,966,588
Canada 1.2%
Absolute Software Corp.	18,759	145,945
Alimentation Couche-Tard, Inc.	18,951	945,837
Cameco Corp.	27,866	766,036
Gildan Activewear, Inc.	8,797	286,606
Pan American Silver Corp.	15,029	267,667
Parex Resources, Inc.	18,634	378,360
Ritchie Bros. Auctioneers, Inc.	7,615	435,502
Vermilion Energy, Inc.	17,140	217,164
West Fraser Timber Co., Ltd.	2,047	148,065
Whitecap Resources, Inc.	89,324	704,122
Total		4,295,304
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.2%
Alibaba Group Holding Ltd.(a)	38,800	410,257
Bafang Electric Suzhou Co., Ltd., Class A	10,275	132,494
Baidu, Inc. Class A(a)	30,000	451,557
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	37,500	160,771
China Construction Bank Corp., Class H	546,000	365,015
China Merchants Bank Co., Ltd., Class H	83,000	400,651
China Resources Land Ltd.	60,000	279,405
China Tourism Group Duty Free Corp., Ltd., Class A	21,600	503,946
Eastroc Beverage Group Co., Ltd., Class A(a)	9,700	250,413
Full Truck Alliance Co., Ltd., ADR(a)	31,922	204,301
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	105,800	451,782
JD.com, Inc., ADR	7,494	267,686
JD.com, Inc., Class A	12,373	220,831
Kingdee International Software Group Co., Ltd.(a)	54,885	84,395
Kuaishou Technology(a)	11,900	78,780
Kweichow Moutai Co., Ltd., Class A	1,800	458,211
Li Ning Co., Ltd.	104,500	747,344
Meituan, Class B(a)	52,150	891,267
Midea Group Co., Ltd., Class A	55,600	456,352
NetEase, Inc.	47,305	842,143
PDD Holdings, Inc., ADR(a)	5,015	341,772
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	11,900	536,745
Shenzhou International Group Holdings Ltd.	17,900	171,933
Songcheng Performance Development Co., Ltd., Class A	192,100	404,751
Tencent Holdings Ltd.	52,000	2,309,638
WuXi Biologics Cayman, Inc.(a)	12,500	74,536
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	100,200	338,253
Total		11,835,229
Denmark 0.2%
Novo Nordisk A/S, Class B	4,927	819,629
Finland 0.2%
UPM-Kymmene OYJ	24,480	780,677
2	Columbia Global Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 0.9%
DBV Technologies SA, ADR(a)	8,352	12,444
Eiffage SA	9,131	1,086,807
Sanofi	11,502	1,239,550
TotalEnergies SE	10,044	641,811
Worldline SA(a)	5,199	226,171
Total		3,206,783
Germany 0.3%
Duerr AG	9,396	326,012
E.ON SE	45,850	606,492
KION Group AG	7,186	298,022
Total		1,230,526
Greece 0.1%
Eurobank Ergasias SA(a)	164,198	232,165
National Bank of Greece SA(a)	49,088	256,885
Total		489,050
Hong Kong 0.2%
AIA Group Ltd.	18,200	198,145
Hong Kong Exchanges and Clearing Ltd.	3,600	149,461
Sands China Ltd.(a)	62,800	224,913
Techtronic Industries Co., Ltd.	8,000	86,548
WH Group Ltd.	382,546	212,978
Total		872,045
India 1.8%
Apollo Hospitals Enterprise Ltd.	10,093	558,700
AU Small Finance Bank Ltd.	33,839	275,829
Cholamandalam Investment and Finance Co., Ltd.	45,435	485,645
Eicher Motors Ltd.	9,706	393,038
HDFC Bank Ltd., ADR	18,889	1,318,452
ICICI Bank Ltd., ADR	58,515	1,331,216
IndusInd Bank Ltd.	26,142	370,192
Larsen & Toubro Ltd.	25,422	737,047
Mahindra & Mahindra Ltd.	24,189	363,939
Reliance Industries Ltd.	19,563	580,966
WNS Holdings Ltd., ADR(a)	2,017	181,873
Total		6,596,897
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.7%
PT Astra International Tbk	963,300	444,340
PT Bank BTPN Syariah Tbk	1,433,200	209,248
PT Bank Central Asia Tbk	1,477,500	914,353
PT Bank Rakyat Indonesia Persero Tbk	2,956,242	1,030,189
Total		2,598,130
Ireland 0.3%
Amarin Corp. PLC, ADR(a)	6,054	8,173
Flutter Entertainment PLC(a)	4,988	996,690
Total		1,004,863
Israel 0.4%
Bank Hapoalim BM	65,801	566,849
Check Point Software Technologies Ltd.(a)	8,122	1,034,418
Total		1,601,267
Japan 2.7%
Amano Corp.	17,300	352,245
BayCurrent Consulting, Inc.	15,100	524,876
Denso Corp.	5,400	325,964
Invincible Investment Corp.	513	221,492
ITOCHU Corp.	34,000	1,127,945
JustSystems Corp.	5,600	147,980
Kinden Corp.	17,500	238,607
MatsukiyoCocokara & Co.	16,800	899,638
Mebuki Financial Group, Inc.	109,300	279,989
Meitec Corp.	9,100	153,771
Mitsubishi UFJ Financial Group, Inc.	107,300	671,648
Nihon M&A Center Holdings, Inc.	23,500	179,630
Nippon Telegraph & Telephone Corp.	8,800	268,523
ORIX Corp.	39,000	663,488
Round One Corp.	127,300	550,670
Ship Healthcare Holdings, Inc.	29,200	515,083
Suntory Beverage & Food Ltd.	4,000	150,582
Takeda Pharmaceutical Co., Ltd.	36,251	1,202,053
Takuma Co., Ltd.	18,800	196,682
Toppan Printing Co., Ltd.	17,200	365,651
Uchida Yoko Co., Ltd.	5,300	201,776
USS Co., Ltd.	29,000	487,316

Columbia Global Opportunities Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ValueCommerce Co., Ltd.	7,600	73,616
Total		9,799,225
Jersey 0.1%
Clarivate PLC(a)	32,405	287,108
Kazakhstan 0.1%
Kaspi.KZ JSC, GDR(b),(c),(d)	2,558	211,368
Malaysia 0.0%
Public Bank Bhd	39,600	34,581
Mexico 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	12,410	220,660
Grupo Financiero Banorte SAB de CV, Class O	80,672	699,147
Wal-Mart de Mexico SAB de CV, Class V	154,794	623,928
Total		1,543,735
Netherlands 1.5%
Adyen NV(a)	189	303,695
ASR Nederland NV	20,727	911,629
Core Laboratories NV	12,379	278,651
ING Groep NV	61,193	758,933
Koninklijke Ahold Delhaize NV	29,583	1,017,201
Prosus NV(a)	11,108	831,251
Shell PLC	41,115	1,263,389
Total		5,364,749
Norway 0.2%
SalMar ASA	8,029	356,716
Yara International ASA	9,492	382,232
Total		738,948
Philippines 0.1%
BDO Unibank, Inc.	72,730	189,574
Poland 0.1%
Dino Polska SA(a)	3,322	338,788
Russian Federation —%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	95,918	0
Lukoil PJSC(c),(d),(e),(f)	2,750	—
Ozon Holdings PLC, ADR(a),(c),(d),(e)	12,674	0
TCS Group Holding PLC, GDR(a),(c),(d),(e)	4,834	—
Common Stocks (continued)
Issuer	Shares	Value ($)
Yandex NV, Class A(a),(c),(d),(e)	12,272	0
Total		0
Singapore 0.4%
BW LPG Ltd.	15,407	124,479
DBS Group Holdings Ltd.	17,100	422,540
Venture Corp., Ltd.	57,600	735,884
Total		1,282,903
South Africa 0.3%
Absa Group Ltd.	31,493	306,357
Capitec Bank Holdings Ltd.	2,924	254,615
Impala Platinum Holdings Ltd.	20,200	196,663
Shoprite Holdings Ltd.	19,651	239,821
Total		997,456
South Korea 1.4%
Coupang, Inc.(a)	17,030	285,423
Hana Financial Group, Inc.	5,419	170,285
Hyundai Home Shopping Network Corp.	3,860	139,128
Samsung Biologics Co., Ltd.(a)	310	181,306
Samsung Electro-Mechanics Co., Ltd.	4,504	487,086
Samsung Electronics Co., Ltd.	55,148	2,713,507
Samsung SDI Co., Ltd.	913	473,822
SK Hynix, Inc.	5,624	378,402
Youngone Corp.	11,710	387,559
Total		5,216,518
Sweden 0.1%
Samhallsbyggnadsbolaget i Norden AB	211,230	248,471
Stillfront Group AB(a)	68,562	146,078
Total		394,549
Switzerland 0.9%
Landis+Gyr Group AG(a)	6,234	516,475
Nestlé SA, Registered Shares	4,443	569,991
Novartis AG, Registered Shares	3,767	385,341
Roche Holding AG, Genusschein Shares	2,266	709,576
UBS AG	53,318	1,085,158
Total		3,266,541

4	Columbia Global Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.4%
ASPEED Technology, Inc.	3,000	256,892
Delta Electronics	46,000	450,615
Fubon Financial Holding Co., Ltd.	402,840	775,830
Parade Technologies Ltd.	25,000	765,688
Taiwan Semiconductor Manufacturing Co., Ltd.	150,530	2,465,018
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,229	187,905
Tripod Technology Corp.	51,000	191,181
Total		5,093,129
Thailand 0.1%
Kasikornbank PCL, Foreign Registered Shares	82,500	302,889
United Kingdom 2.1%
AstraZeneca PLC, ADR	24,305	1,779,612
British American Tobacco PLC	31,173	1,151,711
Crest Nicholson Holdings PLC	46,155	155,961
DCC PLC	12,483	776,654
Intermediate Capital Group PLC	13,805	226,676
JD Sports Fashion PLC	360,013	730,671
John Wood Group PLC(a)	42,208	119,764
Just Group PLC	182,395	202,406
Liberty Global PLC, Class C(a)	39,160	796,514
TP Icap Group PLC	291,285	622,689
Vodafone Group PLC	925,109	1,111,173
Total		7,673,831
United States 41.6%
AbbVie, Inc.	15,503	2,342,813
ACADIA Pharmaceuticals, Inc.(a)	9,669	206,240
Activision Blizzard, Inc.(a)	20,180	1,568,188
Acushnet Holdings Corp.	5,896	295,566
Adobe, Inc.(a)	5,322	2,009,374
Allogene Therapeutics, Inc.(a)	14,149	76,829
Alphabet, Inc., Class C(a)	54,244	5,870,286
Amazon.com, Inc.(a)	46,077	4,858,820
Ameren Corp.	24,157	2,149,248
American Electric Power Co., Inc.	22,966	2,122,518
Apple, Inc.	43,633	7,403,647
Applied Industrial Technologies, Inc.	4,475	607,078
Aris Water Solutions, Inc.	24,789	180,216
Common Stocks (continued)
Issuer	Shares	Value ($)
Ascent Resources, Class B(a),(c),(d),(e)	195,286	43,744
AT&T, Inc.	99,101	1,751,115
Avista Corp.	26,622	1,173,232
Axalta Coating Systems Ltd.(a)	9,345	295,022
Bank of America Corp.	86,809	2,541,767
Beacon Roofing Supply, Inc.(a)	4,937	297,109
BioMarin Pharmaceutical, Inc.(a)	9,168	880,495
Boston Scientific Corp.(a)	38,264	1,994,320
Bright Horizons Family Solutions, Inc.(a)	2,883	219,454
Brixmor Property Group, Inc.	26,390	562,899
Broadcom, Inc.	4,639	2,906,333
Burford Capital Ltd.	43,774	583,070
Cable One, Inc.	687	521,028
Carriage Services, Inc.	28,192	809,392
Casella Waste Systems, Inc., Class A(a)	1,854	165,006
Catalent, Inc.(a)	3,319	166,348
Chubb Ltd.	11,119	2,241,146
Cintas Corp.	4,029	1,836,297
Cirrus Logic, Inc.(a)	2,793	239,611
Cisco Systems, Inc.	46,427	2,193,676
Coca-Cola Co. (The)	37,988	2,436,930
Comcast Corp., Class A	56,655	2,343,817
CONMED Corp.	12,289	1,543,130
CubeSmart	27,231	1,238,738
Darling Ingredients, Inc.(a)	7,049	419,909
Discover Financial Services	16,900	1,748,643
Diversified Energy Co. PLC	179,112	213,169
Domo, Inc., Class B(a)	17,653	280,330
Doximity, Inc., Class A(a)	4,565	167,764
Eaton Corp. PLC	10,396	1,737,380
Elevance Health, Inc.	4,397	2,060,654
Eli Lilly & Co.	6,300	2,493,918
Empire State Realty Trust, Inc., Class A	52,408	320,213
Energy Fuels, Inc.(a)	11,725	66,950
Envestnet, Inc.(a)	4,856	307,773
EOG Resources, Inc.	14,373	1,717,142
Essent Group Ltd.	12,015	510,277
Exxon Mobil Corp.	28,280	3,346,655
FTI Consulting, Inc.(a)	4,455	804,127

Columbia Global Opportunities Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hanover Insurance Group, Inc. (The)	3,355	401,124
Herc Holdings Inc	1,433	143,329
Hershey Co. (The)	5,000	1,365,300
Hilton Worldwide Holdings, Inc.	12,739	1,834,671
Hostess Brands, Inc.(a)	20,261	521,923
Houlihan Lokey, Inc., Class A	5,836	533,294
ICF International, Inc.	4,286	488,604
Impinj, Inc.(a)	2,396	211,830
Insmed, Inc.(a)	11,808	230,256
Installed Building Products, Inc.	3,251	404,002
Intuitive Surgical, Inc.(a)	7,122	2,145,289
Jazz Pharmaceuticals PLC(a)	5,433	763,173
Kontoor Brands, Inc.	16,847	760,979
Lam Research Corp.	3,257	1,706,929
Las Vegas Sands Corp.(a)	24,653	1,574,094
Latham Group, Inc.(a)	73,044	176,036
Livent Corp.(a)	32,711	714,735
LivePerson, Inc.(a)	35,864	166,050
Lyft, Inc., Class A(a)	9,446	96,821
MasTec, Inc.(a)	16,242	1,442,452
MasterCard, Inc., Class A	7,974	3,030,359
Matthews International Corp., Class A	16,810	636,595
Merck & Co., Inc.	21,011	2,426,140
Microsoft Corp.	32,028	9,840,923
Moelis & Co., ADR, Class A	26,804	1,015,336
Morgan Stanley	22,481	2,022,616
Morningstar, Inc.	2,742	488,926
nCino, Inc.(a)	14,579	360,539
Newpark Resources, Inc.(a)	143,347	573,388
Nkarta, Inc.(a)	13,823	68,424
nLight, Inc.(a)	13,711	120,245
NOV, Inc.	32,434	543,269
Nutanix, Inc., Class A(a)	15,732	377,253
NVIDIA Corp.	11,061	3,069,317
Palo Alto Networks, Inc.(a)	8,207	1,497,449
Parker-Hannifin Corp.	4,863	1,579,891
Patterson Companies, Inc.	23,632	640,664
Primo Water Corp.	51,618	784,077
Procter & Gamble Co. (The)	20,430	3,194,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Prologis, Inc.	13,142	1,646,035
QUALCOMM, Inc.	17,192	2,008,026
Qualys, Inc.(a)	2,339	264,167
Quanex Building Products Corp.	31,090	593,819
Quanterix Corp.(a)	21,889	276,677
Quotient Ltd.(a)	625	29
Ranpak Holdings Corp.(a)	46,273	188,794
Rapid7, Inc.(a)	3,288	159,830
Realty Income Corp.	21,996	1,382,229
Republic Services, Inc.	12,194	1,763,496
Revolution Medicines, Inc.(a)	13,939	327,427
Rogers Corp.(a)	1,353	217,765
S&P Global, Inc.	4,737	1,717,541
Sage Therapeutics, Inc.(a)	7,662	374,289
Sandy Spring Bancorp, Inc.	15,855	356,420
Schnitzer Steel Industries, Inc., Class A	18,469	533,569
Sharecare, Inc.(a)	154,322	237,656
Shift4 Payments, Inc., Class A(a)	6,184	419,090
Simulations Plus, Inc.	4,011	167,459
SiTime Corp.(a)	1,166	126,476
Stanley Black & Decker, Inc.	4,684	404,417
TE Connectivity Ltd.	12,671	1,550,550
Teradata Corp.(a)	14,035	543,295
Tesla, Inc.(a)	6,131	1,007,385
Trane Technologies PLC	9,338	1,735,094
Utz Brands, Inc.	24,288	459,286
Vertex Pharmaceuticals, Inc.(a)	3,514	1,197,325
Virtu Financial, Inc. Class A	25,873	518,754
Voya Financial, Inc.	8,804	673,330
Walmart, Inc.	16,582	2,503,385
WestRock Co.	6,959	208,283
WillScot Mobile Mini Holdings Corp.(a)	17,976	816,110
Wingstop, Inc.	2,017	403,622
Xponential Fitness, Inc., Class A(a)	34,132	1,129,087
Zimmer Biomet Holdings, Inc.	12,101	1,675,262
Zoetis, Inc.	12,584	2,212,016
Total		152,618,546
Total Common Stocks (Cost $216,796,471)		237,009,885

6	Columbia Global Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares MSCI Canada ETF	156,328	5,502,746
Xtrackers Harvest CSI 300 China A-Shares ETF	69,345	2,024,180
Total		7,526,926
Total Exchange-Traded Equity Funds (Cost $6,034,161)		7,526,926

Foreign Government Obligations(g),(h) 7.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.9%
Republic of Austria Government Bond(b)
10/20/2026	0.750%	EUR	1,787,000	1,845,571
05/23/2034	2.400%	EUR	400,000	416,640
Republic of Austria Government Bond(b),(i)
02/20/2030	0.000%	EUR	1,193,000	1,086,730
Total				3,348,941
Belgium 0.6%
Kingdom of Belgium Government Bond(b)
06/22/2031	1.000%	EUR	550,000	525,887
03/28/2035	5.000%	EUR	1,355,000	1,766,445
Total				2,292,332
China 2.2%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,477,317
07/18/2032	2.960%	CNY	2,300,000	331,414
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,477,428
05/21/2030	2.680%	CNY	5,000,000	717,166
Total				8,003,325
France 0.2%
French Republic Government Bond OAT(b)
05/25/2045	3.250%	EUR	644,000	709,676
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	848,926
Japan 1.2%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	434,867
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	2,494,006
06/20/2048	0.700%	JPY	161,650,000	1,069,641
09/20/2048	0.900%	JPY	78,600,000	543,205
Total				4,541,719
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	654,389
Netherlands 1.0%
Netherlands Government Bond(b)
07/15/2026	0.500%	EUR	2,540,000	2,621,029
Netherlands Government Bond(b),(i)
07/15/2031	0.000%	EUR	1,035,000	924,624
Total				3,545,653
South Korea 0.3%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,180,012
Spain 0.5%
Spain Government Bond(b)
04/30/2030	0.500%	EUR	736,000	681,263
07/30/2035	1.850%	EUR	606,000	559,104
07/30/2041	4.700%	EUR	472,000	584,453
Total				1,824,820
United Kingdom 0.2%
United Kingdom Gilt(b)
01/22/2044	3.250%	GBP	612,297	677,602
Total Foreign Government Obligations (Cost $32,243,607)				27,627,395

Inflation-Indexed Bonds(g) 1.2%

Italy 0.1%
Italy Buoni Poliennali Del Tesoro(b)
09/15/2035	2.350%	EUR	252,385	290,783
United States 1.1%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		2,128,057	2,051,726
01/15/2028	0.500%		2,015,304	1,942,720
Total				3,994,446
Total Inflation-Indexed Bonds (Cost $4,360,974)				4,285,229

Residential Mortgage-Backed Securities - Agency 5.7%

United States 5.7%
Government National Mortgage Association TBA(j)
05/18/2053	3.500%		3,700,000	3,473,086
05/18/2053	4.000%		2,280,000	2,192,095

Columbia Global Opportunities Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(j)
05/16/2038	2.500%	2,000,000	1,858,516
05/16/2038 - 05/11/2053	3.000%	3,725,000	3,450,424
05/11/2053	3.500%	1,950,000	1,811,824
05/11/2053	4.000%	1,775,000	1,696,650
05/11/2053	4.500%	1,500,000	1,466,309
05/11/2053	5.000%	4,800,000	4,772,438
Total			20,721,342
Total Residential Mortgage-Backed Securities - Agency (Cost $20,839,731)			20,721,342

Rights 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent a Car SA(a)	256	881
Total Rights (Cost $—)		881

Money Market Funds 22.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(k),(l)	81,509,697	81,477,093
Total Money Market Funds (Cost $81,486,579)		81,477,093
Total Investments in Securities (Cost $361,761,523)		378,648,751
Other Assets & Liabilities, Net		(12,139,311)
Net Assets		$366,509,440

At April 30, 2023, securities and/or cash totaling $8,457,392 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,617,000 CHF	2,961,141 USD	Citi	05/25/2023	24,912	—
6,700,000 EUR	7,404,706 USD	Citi	05/25/2023	11,240	—
6,395,956,000 IDR	433,801 USD	Citi	05/25/2023	—	(2,052)
213,626,000 KRW	164,315 USD	Citi	05/25/2023	4,438	—
601,959 USD	532,000 CHF	Citi	05/25/2023	—	(5,064)
142,470 USD	3,000,000 CZK	Citi	05/25/2023	—	(2,149)
28,126,440 USD	25,368,572 EUR	Citi	05/25/2023	—	(132,162)
5,579,162 USD	4,450,000 GBP	Citi	05/25/2023	16,446	—
152,063 USD	555,000 ILS	Citi	05/25/2023	966	—
187,903 USD	790,000 PLN	Citi	05/25/2023	1,638	—
624,377 USD	6,389,000 SEK	Citi	05/25/2023	—	(564)
327,775 USD	1,435,000 MYR	Goldman Sachs International	05/25/2023	—	(4,840)
6,934,936 USD	71,230,803 NOK	Goldman Sachs International	05/25/2023	—	(242,632)
541,000 EUR	599,585 USD	HSBC	05/25/2023	2,590	—
6,997,000 MXN	385,221 USD	HSBC	05/25/2023	—	(1,909)
12,415,420 USD	1,634,800,365 JPY	HSBC	05/25/2023	—	(373,593)
1,126,175 USD	1,787,000 NZD	HSBC	05/25/2023	—	(21,163)
236,412 USD	312,000 SGD	HSBC	05/25/2023	—	(2,383)
316,899 USD	10,747,000 THB	HSBC	05/25/2023	—	(1,379)
2,399,000 CAD	1,781,682 USD	Morgan Stanley	06/15/2023	9,391	—
5,079,000 DKK	754,190 USD	Morgan Stanley	06/15/2023	1,077	—
682,000 EUR	754,442 USD	Morgan Stanley	06/15/2023	967	—
33,643,000 JPY	252,657 USD	Morgan Stanley	06/15/2023	4,024	—
1,489,201,000 KRW	1,132,042 USD	Morgan Stanley	06/15/2023	15,966	—
11,264,000 NOK	1,068,120 USD	Morgan Stanley	06/15/2023	8,771	—
1,076,000 SGD	807,020 USD	Morgan Stanley	06/15/2023	—	(713)
8	Columbia Global Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
71,523,000 TWD	2,360,051 USD	Morgan Stanley	06/15/2023	26,105	—
611,751 USD	909,000 AUD	Morgan Stanley	06/15/2023	—	(9,097)
612,611 USD	546,000 CHF	Morgan Stanley	06/15/2023	1,466	—
1,223,818 USD	8,293,000 DKK	Morgan Stanley	06/15/2023	5,866	—
5,002,056 USD	4,547,000 EUR	Morgan Stanley	06/15/2023	21,479	—
305,982 USD	246,000 GBP	Morgan Stanley	06/15/2023	3,479	—
401,676 USD	4,267,000 NOK	Morgan Stanley	06/15/2023	—	(375)
860,002 USD	1,396,000 NZD	Morgan Stanley	06/15/2023	3,137	—
1,465,978 USD	15,115,000 SEK	Morgan Stanley	06/15/2023	11,437	—
664,185 USD	883,000 SGD	Morgan Stanley	06/15/2023	—	(1,334)
3,019,000 CNY	440,717 USD	Standard Chartered	05/25/2023	3,902	—
18,405,000 TWD	606,225 USD	Standard Chartered	05/25/2023	6,705	—
7,763,861 USD	53,184,000 CNY	Standard Chartered	05/25/2023	—	(68,746)
889,000 CAD	665,853 USD	UBS	05/25/2023	9,391	—
3,328,249 USD	4,905,000 AUD	UBS	05/25/2023	—	(79,338)
2,630,457 USD	3,512,000 CAD	UBS	05/25/2023	—	(37,100)
214,279 USD	1,441,000 DKK	UBS	05/25/2023	—	(917)
3,332,475 USD	2,658,000 GBP	UBS	05/25/2023	9,800	—
3,849,855 USD	6,109,000 NZD	UBS	05/25/2023	—	(72,284)
Total				205,193	(1,059,794)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	9	06/2023	JPY	133,947,000	23,038	—
Australian 10-Year Bond	183	06/2023	AUD	22,409,479	400,533	—
Canadian Government 10-Year Bond	45	06/2023	CAD	5,673,600	163,056	—
Euro-Bobl	15	06/2023	EUR	1,769,550	43,654	—
Euro-BTP	29	06/2023	EUR	3,330,650	106,648	—
Euro-Bund	19	06/2023	EUR	2,575,640	89,535	—
Euro-Buxl 30-Year	2	06/2023	EUR	279,000	14,338	—
Euro-OAT	61	06/2023	EUR	7,929,390	258,465	—
Japanese 10-Year Government Bond	6	06/2023	JPY	891,600,000	140,381	—
Long Gilt	108	06/2023	GBP	10,957,680	55,897	—
MSCI EAFE Index	34	06/2023	USD	3,654,320	33,788	—
SPI 200 Index	30	06/2023	AUD	5,488,500	59,886	—
U.S. Long Bond	34	06/2023	USD	4,476,313	205,131	—
U.S. Treasury 10-Year Note	301	06/2023	USD	34,676,141	1,049,910	—
U.S. Treasury 5-Year Note	118	06/2023	USD	12,949,578	302,163	—
U.S. Treasury Ultra 10-Year Note	59	06/2023	USD	7,165,734	241,256	—
U.S. Treasury Ultra Bond	50	06/2023	USD	7,070,313	355,551	—
Total					3,543,230	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(70)	06/2023	GBP	(5,503,750)	—	(144,296)
MSCI Emerging Markets Index	(225)	06/2023	USD	(11,072,250)	—	(292,271)
Russell 2000 Index E-mini	(130)	06/2023	USD	(11,536,200)	83,658	—
S&P 500 Index E-mini	(141)	06/2023	USD	(29,528,925)	—	(1,458,441)
S&P/TSX 60 Index	(20)	06/2023	CAD	(4,994,000)	—	(116,247)
TOPIX Index	(43)	06/2023	JPY	(884,940,000)	—	(173,279)
Total					83,658	(2,184,534)

Columbia Global Opportunities Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	2.393	USD	4,000,000	46,161	—	—	46,161	—
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.755	USD	13,275,000	95,388	—	—	95,388	—
Markit iTraxx Europe Main Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	0.830	EUR	9,550,000	96,683	—	—	96,683	—
Total								238,232	—	—	238,232	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $12,901,175, which represents 3.52% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2023, the total value of these securities amounted to $255,112, which represents 0.07% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At April 30, 2023, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744
Detsky Mir PJSC	02/18/2017-09/21/2020	290,936	422,858	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	95,918	935,775	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
Ozon Holdings PLC, ADR	12/17/2020-09/21/2021	12,674	637,448	—
TCS Group Holding PLC, GDR	12/28/2017-04/29/2021	4,834	154,597	—
Yandex NV, Class A	03/22/2017-04/02/2020	12,272	425,484	—
			2,810,017	43,744

(f)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2023.
10	Columbia Global Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,505,068	—	(11,971,649)	(1,533,419)	—	—	568,771	—	—
Columbia Short-Term Cash Fund, 5.046%
	68,533,408	194,142,379	(181,209,780)	11,086	81,477,093	—	(424)	2,304,066	81,509,697
Total	82,038,476			(1,522,333)	81,477,093	—	568,347	2,304,066
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT156_07_N01_(06/23)